Note to Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income	$ 457,732	$ 38,170	$ 101,094
Adjustments to reconcile net income to net cash (used in)/generated from operating activities
Depreciation and amortization	13,308	12,341	8,207
(Gain)/loss on disposals of property, plant and equipment	(21)	10	86
Impairment of property, plant and equipment	89	2,915	3,678
Provision for excess and obsolete inventories, net	(213)	645	552
Provision for credit losses, net	(75)	(98)	125
Share-based compensation expense-share options	2,513	3,069	6,184
Share-based compensation expense-LTIP	12,779	18,540	30,416
Equity in earnings of equity investees, net of tax	(22,651)	(46,469)	(47,295)
Gain from divestment of equity investees	(476,896)		(45)
Dividends received from SHPL	6,987	34,936	42,308
Gain on investment in ImageneBio	(2,037)
Out-licensing income from Inmagene		(5,000)
Changes in income tax balances	1,199	3,605	780
Changes in right-of-use assets	1,572	51	3,692
Gain from divestment of subsidiaries			(96)
Unrealized currency translation loss/(gain)	1,921	(49)	(1,574)
Changes in operating assets and liabilities
Accounts receivable	28,862	(38,545)	(21,336)
Other receivables, prepayments and deposits	(4,635)	(3,256)	8,624
Amounts due from related parties	(3)	228	(339)
Inventories	9,542	(772)	4,135
Accounts payable	3,012	6,194	(32,542)
Other payables and accruals	(48,551)	2,433	(4,409)
Lease liabilities	(2,423)	325	(1,752)
Deferred revenue	(49,564)	(25,966)	119,810
Other non-current assets	1,540	(1,408)	364
Amounts due to related parties	(292)	(1,452)	(1,402)
Other non-current liabilities	1,648	50	(7)
Total changes in operating assets and liabilities	(60,864)	(62,169)	71,146
Net cash (used in)/generated from operating activities	$ (64,657)	$ 497	$ 219,258